Business Combinations - Additional Information (Detail)					1 Months Ended	12 Months Ended
		Nov. 22, 2016 EUR (€) TWD / €		May 30, 2013 EUR (€)	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2016 EUR (€)		Dec. 31, 2015 EUR (€)
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Net Income (Loss)						€ 1,504,000,000	[1]	€ 1,351,000,000	[2]
Acquisition date		Nov. 22, 2016		May 30, 2013		Nov. 22, 2016
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	[3]	€ 294,216,000
Business Combination, Acquired Receivables, Fair Value	[3]	57,899,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	[3]	111,650,000
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Assets	[3]	2,000,000
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Other Assets Current And Non Current	[3]	3,209,000
Acquisition percentage				100.00%
Consideration transferred	[3]					€ 3,000,000,000
Contingent consideration arrangements		0
Consideration allocated to intangible assets	[3]	606,600,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		52,068,000	[3]		€ 52,068,000	52,068,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	[3]	1,127,823,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable	[3]	3,741,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current tax Liabilities	[3]	1,713,000
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Current And Noncurrent Liabilities Other	[3]	54,154,000
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Deferred Tax Liabilities And Other Tax Liabilities	[3]	202,390,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	[3]	261,998,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	[3]	865,825,000
Payments to Acquire Businesses, Gross	[3],[4]				2,935,511,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	[3],[5]				43,983,000
Business Combination Fair Value Of Unvested Equity Awards To Be Exchanged		1,461,000	[3]		1,500,000	€ 1,500,000
Consideration allocated to other net assets		259,200,000
Consideration allocated to goodwill	[3]	€ 2,115,100,000
Goodwill, expected tax deductible amount				€ 0
Document Period End Date						Dec. 31, 2016
Net sales from acquiree					25,700,000
Net income loss from acquiree					(5,400,000)
Purchase price allocation adjustments					13,700,000
Foreign Currency Exchange Rate, Translation | TWD / €		33.965
Business Combination, Consideration Transferred, Equity Interests Issued Agreed Upon Share Price					536,600,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	[5]	€ 580,600,000
Payments to acquire business, net					€ 2,398,900,000
Business Combination, Consideration Transferred, Shares Issued | shares					5,866,001
Business Combination, Consideration Transferred, Equity Interests Issued Price Per Share in TWD | € / shares					€ 3,106
Business Combination, Consideration Transferred, Equity Interests Issued Price Per Share in EUR | € / shares					91.48
Business Combination, Consideration Transferred, Equity Interests Issued Fair Value Per Share | € / shares					€ 98.98
Acquisition-related Costs [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Net Income (Loss)						€ 9,000,000		47,000,000
Fair Value Adjustment to Inventory [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Net Income (Loss)						29,000,000		€ 29,000,000
Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Business acquisition, transaction costs					€ 18,700,000	€ 18,700,000

[1]	Pro forma net income was adjusted to exclude EUR 9 million of non-recurring costs related to the fair value adjustments to acquisition date inventory and excludes EUR 29 million of acquisition related costs incurred in 2016.
[2]	Pro forma net income was adjusted to include EUR 47 million of non-recurring costs related to the fair value adjustments to acquisition date inventory and includes EUR 29 million of acquisition related costs incurred in 2016.
[3]	Amounts were converted into euro at the rate of TWD/EUR 33.965.
[4]	The consideration for the transaction includes an amount of EUR 536.6 million which has been reinvested in ASML through ASML ordinary shares bought by HEC and certain HMI officers (certain HMI shareholders) leaving a net consideration paid in cash of EUR 2,398.9 million.
[5]	As part of the consideration transferred, certain HMI shareholders agreed to purchase 5,866,001 ASML ordinary shares for a price of TWD 3,106 (EUR 91.48) per share. These shares were valued at EUR 98.98 being the opening price on Euronext at November 22, 2016. The difference (EUR 44.0 million) between EUR 536.6 million and the fair value of the shares (EUR 580.6 million) at November 22, 2016 is included as purchase consideration.